Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of Average Recorded Investment in Impaired Loans - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
First lien [Member]
Schedule of Average Recorded Investment in Impaired Loans [Line Items]
Average recorded investment	¥ 55,368,819	¥ 73,035,747
Interest and fees income recognized	118,164,396	82,191,331
Second lien [Member]
Schedule of Average Recorded Investment in Impaired Loans [Line Items]
Average recorded investment	74,194,759	78,248,017
Interest and fees income recognized	135,686,886	83,791,498
Non-accrual loans [Member]
Schedule of Average Recorded Investment in Impaired Loans [Line Items]
Average recorded investment	129,563,578	151,283,764
Interest and fees income recognized	¥ 253,851,282	¥ 165,982,829